Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Apr. 18, 2011 Henry's Holdings LLC [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member]	Apr. 18, 2011 Capital leases [Member] Henry's Holdings LLC [Member]	Apr. 18, 2011 Financing leases [Member] Henry's Holdings LLC [Member]	May 29, 2012 Financing leases [Member] Sunflower Farmers Markets, Inc. [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated fair value				$ 130,219,000	$ 67,347,000	$ 3,600,000	$ 40,400,000	$ 16,400,000
Depreciation expense	$ 34,700,000	$ 22,300,000	$ 10,200,000